Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions

Acquisitions of Assets

In April 2010, we acquired various storage tanks already connected to our refined products pipeline at Des Moines, Iowa, El Dorado, Kansas and Glenpool and Tulsa, Oklahoma for $29.3 million. We accounted for these purchases as the acquisition of assets. The operating results of these assets have been included in our refined products segment from the acquisition date.
In January 2011, we acquired the remaining 50% undivided interest in our Southlake, Texas terminal. We accounted for this purchase as an acquisition of assets. The operating results of the Southlake terminal are reported in our refined products segment.
In April 2011, we acquired an approximate 38-mile pipeline connected to our refined products pipeline at Reagan, Texas. We accounted for this purchase as an acquisition of assets. The operating results of these assets have been included in our refined products segment from the acquisition date.
In May 2011, we acquired refined products storage tanks in Riverside, Missouri. We accounted for this purchase as an acquisition of assets. The operating results of these assets have been included in our refined products segment from the acquisition date.
Collectively, the costs for these 2011 asset acquisitions were $17.8 million.
Acquisition of Non-Controlling Owners' Interest
In February 2011, we acquired a private investment group's common equity in Magellan Crude Oil, LLC ("MCO") for $40.5 million, which represented all of the non-controlling owners' interest in subsidiaries on our consolidated balance sheet. The operating results of MCO, which is engaged in crude oil storage activities in Cushing, Oklahoma, are reported in our crude oil segment.

Acquisition of Business

In September 2010, we acquired an aggregate 7.8 million barrels of crude oil storage in the Cushing, Oklahoma area and more than 100 miles of active petroleum pipelines in the Houston, Texas area from BP Pipelines (North America), Inc. ("BP") for $291.3 million. We accounted for this acquisition as a business combination under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The purchase price exceeded the preliminarily-determined fair value amounts of the acquired net assets and, accordingly, $38.5 million was allocated to goodwill, of which $32.4 million was allocated to our refined products segment and $6.1 million was allocated to our crude oil segment. Additionally, related to this transaction, during October 2010, we acquired certain crude oil tank bottoms at a fair value of approximately $53.0 million. These assets have improved our connectivity with existing markets as well as expanded our crude oil logistics infrastructure. We have leased a majority of the crude oil storage included in this acquisition to BP for an intermediate period.

The purchase price and assessment of the fair value of the assets acquired and liabilities assumed were as follows (in thousands):

Purchase price	$291,292
Fair value of assets acquired (liabilities assumed):
Property, plant and equipment	$249,381
Other current assets	2,877
Goodwill	38,496
Other intangibles	3,898
Environmental liabilities	(375)
Other current liabilities	(2,985)
Total	$291,292

Pro Forma Information

The following summarized pro forma consolidated income statement information assumes that the acquisition of business in 2010 referred to above occurred as of January 1, 2010. These pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred had these acquisitions been completed on January 1, 2010 or the results that will be attained in the future. The amounts presented below are in thousands:

	Year Ended December 31, 2010
	As Reported	Pro Forma Adjustments	Pro Forma
Revenues	$1,557,447	$36,483	$1,593,930
Net income	$311,580	$15,101	$326,681

Significant pro forma adjustments include historical results of the acquired assets and our calculation of general and administrative ("G&A") expense, depreciation expense and interest expense on borrowings necessary to finance the acquisition. Acquisition and start-up costs related to the assets acquired from BP were $0.6 million in 2010.